Accounts Payable and Accrued Liabilities - Summary of Detailed Information About Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Detailed Information About Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities	$ 234,212	$ 178,303
Accrued dividend payable	2,242	1,794
Cash-settled share-based payments	4,293	2,055
Total	$ 240,747	$ 182,152